Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Results And Net Trading Income [Line Items]
Securities trading results	€ 4,801	€ 996	€ 873
Derivatives trading results	(3,053)	207	116
Other trading results	263	336	273
Change in fair value of assets and liabilities (hedged items)	(1,078)	(1,043)	(1,679)
Valuation results on assets and liabilities designated at FVPL (excluding trading)	8	32	(128)
Foreign exchange transactions results	2,175	(105)	1,230
Valuation results and net trading income	5,789	1,614	(1,732)
- fair value hedges
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	1,111	1,016	1,606
– cash flow hedges (ineffective portion)
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	10	35	48
– other non-trading derivatives
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	€ 1,550	€ 140	€ (4,071)